                     SUPPLEMENT DATED FEBRUARY 27, 1997 TO
                 THE PROSPECTUS DATED JANUARY 15, 1997 FOR THE
                        PACIFIC SELECT ESTATE PRESERVER
              FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE
  POLICIES ISSUED BY PACIFIC MUTUAL LIFE INSURANCE COMPANY (THE "PROSPECTUS")

The Prospectus brochure cover is amended to reflect that the Pacific Select Fund Prospectus is dated April 1, 1996.

The primary investments for the Managed Bond, Government Securities, and Aggressive Equity Portfolios in the chart on page eleven are amended to read as follows:

                                           PRIMARY INVESTMENTS
PORTFOLIO                             (UNDER NORMAL CIRCUMSTANCES)
--------------------------------------------------------------------------------
Managed Bond            Investment grade marketable debt securities. Will
                        normally maintain an average portfolio duration of
                        3-7 years
--------------------------------------------------------------------------------
Government Securities   U.S. Government securities including futures and options
                        thereon and high-grade corporate debt securities. Will
                        normally maintain an average portfolio duration of 3-7
                        years
--------------------------------------------------------------------------------
Aggressive Equity       Stock of small- and medium-sized companies
--------------------------------------------------------------------------------